Retirement Plans (Schedule Of Retirement Plans Expense) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Defined Benefit Plan Disclosure [Line Items]
Pension expense	$ 228	$ 173	$ 145
U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	70	55	52
Interest cost	167	172	172
Expected return on plan assets	(280)	(275)	(279)
Net amortization and other	226	168	147
Pension expense	183	120	92
Defined contribution plans	113	103	98
Total retirement plans expense	296	223	190
Non-U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	31	27	30
Interest cost	46	50	50
Expected return on plan assets	(50)	(43)	(49)
Net amortization and other	18	19	22
Pension expense	45	53	53
Defined contribution plans	63	59	50
Total retirement plans expense	$ 108	$ 112	$ 103